Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2023
Related Party Transactions [Abstract]
Schedule of Key Management Personnel for Employment Services	The compensation to key management personnel for employment services they provide to the Company is as follows:
	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2023	2022	2021
Officers:
Payroll and other short-term benefits	$-	$32,533	$297,188
Consulting fees	410,066	453,519	49,820
Share based compensation	124,808	772,786	179,996
	$534,874	$1,258,838	$527,004
Directors:
Directors’ fees	$182,261	$124,746	$38,098
Share based compensation	121,981	43,485	17,218
	$304,242	$168,231	$55,316

Schedule of Balances with Related Parties	Balances with related parties
	October 31,	October 31,
	2023	2022
Amounts owed to officers	$29,666	$136,149
Amounts owed to directors	12,767	70,345
	$42,433	$206,494